Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Retained Earnings

Details of retained earnings as of December 31, 2016 and 2017, are as follows:

(in millions of Korean won)	2016		2017
Legal reserve[1]	￦	782,249	￦	782,249
Voluntary reserves[2]		4,651,362		4,651,362
Unappropriated retained earnings		4,210,872		4,393,315

Total	￦	9,644,483	￦	9,826,926

1	The Commercial Code of the Republic of Korea requires the Group to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued capital stock. The reserve is not available for the payment of cash dividends, but may be transferred to capital stock with the approval of the Group’s Board of Directors or used to reduce accumulated deficit, if any, with the ratification of the Group’s majority shareholders.
2	The provision of research and development of human is separately accumulated with tax reserve fund during earned surplus disposal by Tax Reduction and Exemption Control Act of Korea. Reversal of this provision can be paid out as dividends according to related tax law.